Mineral Properties, Plant and Equipment - Rollforward of Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	$ 2,504,901	$ 1,301,002
Additions	191,224	263,733
Tahoe acquisition (Note 8)		1,239,401
Disposals	(14,970)	(4,484)
Depreciation and amortization	(272,444)	(253,453)
Depreciation charge captured in inventory	(29,618)	(33,810)
(Impairment charges) reversals	0	(40,050)
Impairment charge	0	40,050
Transfers	0	0
Closure and decommissioning – changes in estimate (Note 17)	35,913	32,562
Carrying value, ending	2,415,006	2,504,901
Cost	5,452,665	5,181,329
Depreciation and amortization included in mine care and maintenance	(18,000)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(2,676,428)
Carrying value, ending	(3,037,659)	(2,676,428)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	771,674	299,907
Additions	30,971	68,664
Tahoe acquisition (Note 8)		455,080
Disposals	(382)	(2,010)
Depreciation and amortization	(146,108)	(140,386)
Depreciation charge captured in inventory	0	0
Impairment charge		0
Transfers	23,376	90,419
Closure and decommissioning – changes in estimate (Note 17)		0
Carrying value, ending	679,531	771,674
Cost	1,461,678	1,476,170
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(704,496)
Carrying value, ending	(782,147)	(704,496)
Depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	950,752	678,489
Additions	142,463	152,033
Tahoe acquisition (Note 8)		314,604
Disposals	(235)	(2,461)
Depreciation and amortization	(125,277)	(113,067)
Depreciation charge captured in inventory	(29,618)	(33,810)
Impairment charge		0
Transfers	22,747	(77,598)
Closure and decommissioning – changes in estimate (Note 17)	35,913	32,562
Carrying value, ending	996,745	950,752
Cost	2,824,861	2,429,815
Depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(1,479,063)
Carrying value, ending	(1,828,116)	(1,479,063)
Non-depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	331,549	73,375
Additions	17,159	42,487
Tahoe acquisition (Note 8)		274,817
Disposals	(38)	(13)
Depreciation and amortization	(1,059)	0
Depreciation charge captured in inventory	0	0
Impairment charge		33,245
Transfers	(40,531)	(25,872)
Closure and decommissioning – changes in estimate (Note 17)		0
Carrying value, ending	307,080	331,549
Cost	321,639	398,485
Non-depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(66,936)
Carrying value, ending	(14,559)	(66,936)
Non-depletable, Exploration and Evaluation [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	450,926	249,231
Additions	631	549
Tahoe acquisition (Note 8)		194,900
Disposals	(14,315)	0
Depreciation and amortization	0	0
Depreciation charge captured in inventory	0	0
Impairment charge		6,805
Transfers	(5,592)	13,051
Closure and decommissioning – changes in estimate (Note 17)		0
Carrying value, ending	431,650	450,926
Cost	844,487	876,859
Non-depletable, Exploration and Evaluation [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(425,933)
Carrying value, ending	$ (412,837)	$ (425,933)